OTHER (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Other [Abstract]
Transaction costs	$ (1)	$ (2)	$ (9)
Change in fair value of property, plant and equipment	(21)	(44)	(33)
Other	(69)	(36)	27
Other expenses, net	$ (91)	$ (82)	$ (15)